Fair Values - Reconciliation of the Level 3 Inputs for Financial Instruments Measured on a Recurring Basis (Details) (Recurring basis, Level 3, USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Equity Securities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance	$ 780	$ 763
Total Gains/(Losses)
Included in earnings - realized	(17)	(54)
Included in earnings - unrealized	0	0
Included in other comprehensive income	(4)	71
Purchases, sales, issuances and settlements, other, net	0	0
Re-evaluation of fair value swap		0
Ending balance	759	780
Fair Value Swap
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance	(135)	(700)
Total Gains/(Losses)
Included in earnings - realized	0	0
Included in earnings - unrealized	0	0
Included in other comprehensive income
Purchases, sales, issuances and settlements, other, net	0	0
Re-evaluation of fair value swap		565
Ending Balance	$ (135)	$ (135)